Federated Hermes Corporate Bond Fund
Portfolio of Investments
February 28, 2021 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—70.4%
		Basic Industry - Chemicals—0.8%
$ 4,650,000		Nutrition & Biosciences, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	$4,632,851
730,000		Nutrition & Biosciences, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	733,785
1,500,000		RPM International, Inc., Sr. Unsecd. Note, 3.750%, 3/15/2027	1,678,302
2,780,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	3,197,256
1,415,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	1,679,704
		TOTAL	11,921,898
		Basic Industry - Metals & Mining—1.2%
3,900,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	4,098,880
5,350,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	5,746,113
1,310,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/8/2022	1,371,376
1,080,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	1,541,071
1,360,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	1,527,429
3,124,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	3,534,757
		TOTAL	17,819,626
		Capital Goods - Aerospace & Defense—1.8%
2,940,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	3,279,546
2,120,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	2,162,416
1,755,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	1,728,092
3,000,000		Boeing Co., Sr. Unsecd. Note, 5.805%, 5/1/2050	3,875,914
930,000		Hexcel Corp., Sr. Unsecd. Note, 4.200%, 2/15/2027	976,929
1,930,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	2,132,506
5,900,000		Leidos, Inc., Sr. Unsecd. Note, 144A, 2.300%, 2/15/2031	5,752,116
1,540,000		Leidos, Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	1,705,150
3,230,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 1.928% (3-month USLIBOR +1.735%), 2/15/2042	2,555,737
760,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	830,436
1,660,000		Textron, Inc., Sr. Unsecd. Note, 3.900%, 9/17/2029	1,844,611
690,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	752,954
		TOTAL	27,596,407
		Capital Goods - Building Materials—2.0%
5,625,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	6,067,866
4,160,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	4,503,863
2,980,000		Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	3,076,428
1,435,000		Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	1,484,496
3,095,000		Carrier Global Corp., Sr. Unsecd. Note, 3.577%, 4/5/2050	3,193,496
1,950,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 4/1/2026	2,245,938
5,010,000		Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	6,012,419
2,708,000		Masco Corp., Sr. Unsecd. Note, 5.950%, 3/15/2022	2,856,016
1,000,000		Masco Corp., Unsecd. Note, 4.450%, 4/1/2025	1,131,493
		TOTAL	30,572,015
		Capital Goods - Construction Machinery—0.6%
1,920,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	1,981,045
1,670,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.200%, 1/15/2024	1,831,472
2,500,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	2,601,793
3,100,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	3,511,751
		TOTAL	9,926,061

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—2.0%
$ 859,000	General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.100%, 1/9/2023	$902,879
935,000	General Electric Co., Sr. Unsecd. Note, 4.350%, 5/1/2050	1,041,611
1,195,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	1,221,647
1,560,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	1,569,720
3,074,000	Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	3,261,724
1,070,000	Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 2.565%, 2/15/2030	1,103,268
2,300,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 3.250%, 3/1/2027	2,550,674
3,250,000	Roper Technologies, Inc., Sr. Unsecd. Note, 1.750%, 2/15/2031	3,116,498
2,155,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	2,122,809
1,050,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	1,120,629
820,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	929,316
680,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	759,921
2,840,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	3,280,934
4,045,000	Valmont Industries, Inc., 5.250%, 10/1/2054	4,668,292
1,220,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	1,302,339
1,895,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	1,923,373
	TOTAL	30,875,634
	Capital Goods - Packaging—0.6%
1,800,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	1,969,825
1,035,000	Packaging Corp. of America, Sr. Unsecd. Note, 4.500%, 11/1/2023	1,135,421
2,500,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	2,824,971
2,210,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.900%, 3/15/2029	2,659,994
	TOTAL	8,590,211
	Communications - Cable & Satellite—2.5%
6,400,000	CCO Safari II LLC, 4.908%, 7/23/2025	7,308,839
1,235,000	CCO Safari II LLC, 6.484%, 10/23/2045	1,658,929
1,165,000	Charter Communications, Inc., 4.200%, 3/15/2028	1,306,712
335,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	393,359
3,350,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	3,284,274
900,000	Comcast Corp., 7.050%, 3/15/2033	1,327,186
5,225,000	Comcast Corp., Sr. Unsecd. Note, 2.650%, 2/1/2030	5,488,097
1,500,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	1,642,454
1,455,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	1,612,871
2,500,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 10/15/2030	2,948,129
1,727,000	Comcast Corp., Sr. Unsecd. Note, Series WI, 3.999%, 11/1/2049	1,990,137
1,910,000	Cox Communications, Inc., Sr. Unsecd. Note, 144A, 3.350%, 9/15/2026	2,093,295
1,250,000	NBCUniversal, Inc., Sr. Unsecd. Note, 5.950%, 4/1/2041	1,798,194
1,310,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	1,608,544
1,000,000	Time Warner Cable, Inc., Company Guarantee, 6.750%, 6/15/2039	1,381,994
2,915,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 4.000%, 9/1/2021	2,940,133
200,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	231,824
	TOTAL	39,014,971
	Communications - Media & Entertainment—1.5%
3,995,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	4,420,778
1,170,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	1,359,627
1,375,000	Fox Corp, Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	1,615,129
4,380,000	Grupo Televisa S.A., 6.625%, 3/18/2025	5,247,252
785,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	897,780
2,615,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	2,663,122

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—continued
$ 2,930,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	$3,038,189
2,350,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.900%, 8/15/2044	2,805,891
985,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 5/19/2050	1,191,580
	TOTAL	23,239,348
	Communications - Telecom Wireless—1.5%
2,500,000	American Tower Corp., Sr. Unsecd. Note, 2.750%, 1/15/2027	2,637,319
1,365,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	1,532,350
2,500,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.200%, 9/1/2024	2,701,822
2,815,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.250%, 1/15/2051	2,702,043
2,795,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.800%, 2/15/2028	3,109,255
2,315,000	TELUS Corp., Sr. Unsecd. Note, 2.800%, 2/16/2027	2,521,705
3,000,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/15/2030	3,302,010
3,000,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 4.500%, 4/15/2050	3,337,830
1,135,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	1,277,050
	TOTAL	23,121,384
	Communications - Telecom Wirelines—2.7%
2,425,000	AT&T, Inc., Sr. Unsecd. Note, 2.250%, 2/1/2032	2,330,581
4,200,000	AT&T, Inc., Sr. Unsecd. Note, 3.400%, 5/15/2025	4,593,601
650,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	621,063
2,500,000	AT&T, Inc., Sr. Unsecd. Note, 4.350%, 3/1/2029	2,883,745
1,000,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	1,222,311
3,080,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	4,285,482
5,331,000	AT&T, Inc., Sr. Unsecd. Note, 144A, 2.550%, 12/1/2033	5,155,673
4,033,000	AT&T, Inc., Sr. Unsecd. Note, 144A, 3.800%, 12/1/2057	3,841,653
1,400,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	1,709,050
2,175,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	2,634,378
2,530,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	3,221,600
6,340,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	7,169,637
2,000,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.500%, 8/10/2033	2,387,599
	TOTAL	42,056,373
	Consumer Cyclical - Automotive—1.1%
960,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	1,054,579
1,775,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	2,120,677
1,250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 7/6/2021	1,259,056
2,250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.450%, 4/10/2022	2,311,886
1,110,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.650%, 1/17/2029	1,360,222
1,780,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	1,836,956
3,000,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 2.850%, 9/26/2024	3,207,591
3,000,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 3.200%, 9/26/2026	3,267,168
	TOTAL	16,418,135
	Consumer Cyclical - Retailers—2.1%
1,835,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	1,843,723
5,600,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	6,246,985
1,080,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	1,274,806
3,200,000	AutoZone, Inc., Sr. Unsecd. Note, 1.650%, 1/15/2031	3,032,131
620,000	AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	675,076
2,115,000	AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 6/1/2027	2,381,698
755,395	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	827,766
2,750,000	CVS Health Corp., Sr. Unsecd. Note, 3.750%, 4/1/2030	3,078,385
1,685,000	CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	1,876,028

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—continued
$ 2,395,000	CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	$2,922,586
2,100,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	2,656,499
985,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	1,249,160
1,200,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	1,278,112
3,200,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	3,071,751
	TOTAL	32,414,706
	Consumer Cyclical - Services—1.1%
1,460,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	1,600,157
1,915,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	2,289,165
2,395,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	2,711,853
5,285,000	Expedia Group, Inc., Sr. Unsecd. Note, 144A, 2.950%, 3/15/2031	5,236,651
3,985,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.250%, 5/1/2029	4,591,776
	TOTAL	16,429,602
	Consumer Non-Cyclical - Food/Beverage—4.0%
5,545,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 3.650%, 2/1/2026	6,153,473
3,870,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	4,668,908
6,525,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	7,582,397
980,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	1,042,783
2,280,000	Conagra Brands, Inc., Sr. Unsecd. Note, 1.375%, 11/1/2027	2,233,272
2,000,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2029	2,148,686
405,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	442,392
4,185,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	4,980,036
1,850,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	2,449,668
2,150,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	2,325,413
1,590,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	1,734,543
2,576,000	General Mills, Inc., Sr. Unsecd. Note, 144A, 3.000%, 2/1/2051	2,503,102
1,624,000	Grupo Bimbo S.A.B. de CV, 144A, 4.875%, 6/27/2044	1,893,815
1,600,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	1,654,087
1,530,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	1,730,079
1,030,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.985%, 5/25/2038	1,317,410
6,165,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	6,732,224
925,000	McCormick & Co., Inc., Sr. Unsecd. Note, 2.500%, 4/15/2030	957,605
2,205,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	2,453,065
610,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 4.200%, 7/15/2046	654,273
1,720,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	1,756,577
1,175,000	Tyson Foods, Inc., 3.950%, 8/15/2024	1,297,239
500,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.000%, 3/1/2026	562,999
1,680,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 6/15/2022	1,750,995
	TOTAL	61,025,041
	Consumer Non-Cyclical - Health Care—2.5%
1,500,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	1,583,089
3,280,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.050%, 9/22/2026	3,567,263
585,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	604,035
1,500,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	1,615,310
2,000,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	2,127,236
275,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.300%, 3/1/2023	287,756
2,350,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	2,636,007
1,455,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,600,928
2,615,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	3,255,117
2,495,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	2,289,315

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—continued
$ 6,740,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	$7,047,903
4,365,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 3.400%, 11/15/2049	4,647,634
2,275,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	2,457,889
2,750,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.600%, 10/1/2029	2,892,492
1,500,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.950%, 9/19/2026	1,631,771
	TOTAL	38,243,745
	Consumer Non-Cyclical - Pharmaceuticals—2.9%
895,000	Abbott Laboratories, Sr. Unsecd. Note, 1.400%, 6/30/2030	859,388
2,601,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	2,965,593
4,200,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	4,544,261
3,800,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	4,111,296
805,000	AbbVie, Inc., Sr. Unsecd. Note, 3.450%, 3/15/2022	826,513
750,000	AbbVie, Inc., Sr. Unsecd. Note, 3.800%, 3/15/2025	825,918
970,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	1,123,706
2,875,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.125%, 8/6/2050	2,314,407
2,330,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	2,557,917
2,500,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	2,879,361
1,500,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	1,631,145
730,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	822,849
500,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.875%, 6/25/2048	624,861
280,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	304,433
1,090,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	1,091,918
3,165,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	3,009,295
2,609,000	Biogen, Inc., Sr. Unsecd. Note, 144A, 3.250%, 2/15/2051	2,552,767
990,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.875%, 8/15/2025	1,111,379
2,720,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	3,638,135
1,365,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	1,296,100
4,538,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	4,055,969
1,915,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	1,886,350
	TOTAL	45,033,561
	Consumer Non-Cyclical - Products—0.1%
1,030,000	Church and Dwight, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2027	1,132,051
1,030,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 3.000%, 6/26/2027	1,125,566
	TOTAL	2,257,617
	Consumer Non-Cyclical - Supermarkets—0.3%
960,000	Kroger Co., Bond, 6.900%, 4/15/2038	1,395,507
2,350,000	Kroger Co., Sr. Unsecd. Note, 2.200%, 5/1/2030	2,377,740
1,000,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	1,176,120
	TOTAL	4,949,367
	Consumer Non-Cyclical - Tobacco—0.8%
3,080,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 3.557%, 8/15/2027	3,346,785
4,220,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	4,335,462
4,000,000	Philip Morris International, Inc., Sr. Unsecd. Note, 0.875%, 5/1/2026	3,939,656
	TOTAL	11,621,903
	Energy - Independent—1.2%
5,890,000	Canadian Natural Resources Ltd., 5.850%, 2/1/2035	7,352,146
980,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	1,081,928
3,400,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	3,681,113
4,440,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	4,331,145
440,000	XTO Energy, Inc., 6.375%, 6/15/2038	596,360

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Independent—continued
$ 775,000	XTO Energy, Inc., 6.750%, 8/1/2037	$1,105,566
	TOTAL	18,148,258
	Energy - Integrated—1.4%
1,695,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 1.749%, 8/10/2030	1,637,143
6,100,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 2.939%, 6/4/2051	5,586,101
1,785,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	1,939,541
3,000,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	3,413,336
1,480,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.742%, 3/11/2021	1,481,576
1,750,000	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	2,413,896
2,370,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2022	2,431,696
2,000,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	2,208,455
220,000	Petro-Canada, Deb., 7.000%, 11/15/2028	282,078
	TOTAL	21,393,822
	Energy - Midstream—3.2%
3,975,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	4,108,792
805,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	915,743
1,652,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	1,870,981
1,000,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	1,275,907
5,730,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	6,278,389
2,137,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 5.150%, 3/15/2045	2,268,237
2,475,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.750%, 2/15/2025	2,721,628
2,500,000	Kinder Morgan Energy Partners LP, Note, 6.550%, 9/15/2040	3,338,797
1,190,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	1,561,631
1,770,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2028	2,023,070
2,350,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	2,600,941
1,525,000	MPLX LP, Sr. Unsecd. Note, 5.200%, 3/1/2047	1,779,676
3,190,000	MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	3,640,886
2,265,000	MPLX LP, Sr. Unsecd. Note, Series WI, 5.200%, 12/1/2047	2,608,099
3,085,000	ONEOK, Inc., Sr. Unsecd. Note, 5.200%, 7/15/2048	3,439,964
3,050,000	ONEOK Partners LP, Sr. Unsecd. Note, 3.375%, 10/1/2022	3,158,767
960,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	1,070,376
2,150,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	2,217,676
2,300,000	Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	2,635,016
	TOTAL	49,514,576
	Energy - Refining—0.5%
875,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	952,704
1,340,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	1,459,834
720,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	974,200
1,665,000	Valero Energy Corp., 7.500%, 4/15/2032	2,310,823
1,555,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	1,717,710
	TOTAL	7,415,271
	Financial Institution - Banking—12.1%
2,000,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	2,172,305
2,450,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	2,518,361
3,500,000	Bank of America Corp., Sr. Unsecd. Note, 3.366%, 1/23/2026	3,808,882
2,175,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	2,438,536
6,395,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.816%, 7/21/2023	6,607,176
2,500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.496%, 2/13/2031	2,563,025
6,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	6,357,223
3,750,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.458%, 3/15/2025	4,055,068

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 2,230,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	$2,510,542
1,850,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.000%, 4/1/2024	2,036,434
2,100,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	2,325,023
2,250,000		Bank of America Corp., Sub. Note, Series L, 4.183%, 11/25/2027	2,550,799
5,500,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	5,807,374
1,200,000		Capital One Financial Corp., Sr. Sub. Note, 4.200%, 10/29/2025	1,347,833
990,000		Citigroup, Inc., 4.125%, 7/25/2028	1,122,553
2,800,000		Citigroup, Inc., 4.300%, 11/20/2026	3,196,496
2,750,000		Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	2,819,778
3,410,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	3,523,467
2,780,000		Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	2,951,768
1,705,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	1,842,086
1,910,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	2,110,645
6,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.520%, 10/27/2028	6,631,595
2,750,000		Citigroup, Inc., Sr. Unsecd. Note, 3.980%, 3/20/2030	3,120,301
3,500,000		Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	3,678,167
1,000,000		Comerica, Inc., 3.800%, 7/22/2026	1,119,361
2,625,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	2,909,379
1,840,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	1,932,666
1,680,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	1,713,568
2,750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.600%, 2/7/2030	2,870,382
3,250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.000%, 4/26/2022	3,262,780
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.272%, 9/29/2025	2,169,691
7,700,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	8,674,278
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.850%, 1/26/2027	2,234,284
4,625,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	5,334,206
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	2,928,007
1,480,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.776%, 4/25/2023	1,520,530
7,380,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	8,163,089
2,000,000		JPMorgan Chase & Co., Sub. Deb., 2.956%, 5/13/2031	2,092,226
870,000		JPMorgan Chase & Co., Sub. Deb., 8.000%, 4/29/2027	1,199,770
740,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	786,563
7,500,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	8,275,137
3,975,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 0.865% (3-month USLIBOR +0.640%), 12/1/2021	3,975,000
4,000,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	4,491,127
2,375,000		Morgan Stanley, Sr. Unsecd. Note, 4.457%, 4/22/2039	2,918,352
2,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	2,600,353
7,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	8,423,339
2,650,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.875%, 1/27/2026	2,984,673
2,750,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	3,222,506
1,500,000		Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	1,695,802
4,320,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	4,650,417
3,500,000		PNC Financial Services Group, Sr. Unsecd. Note, 2.600%, 7/23/2026	3,761,995
713,169	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	465,343
1,000,000		Synovus Bank GA, Sr. Unsecd. Note, 2.289%, 2/10/2023	1,012,004
3,000,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 1.250%, 3/9/2023	3,054,656
4,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	4,158,055
2,750,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	2,848,941
		TOTAL	185,543,917

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Broker/Asset Mgr/Exchange—1.5%
$ 2,150,000	CBOE Holdings, Inc., Sr. Unsecd. Note, 3.650%, 1/12/2027	$2,416,910
4,255,000	FMR LLC, Bond, 144A, 7.570%, 6/15/2029	6,082,520
590,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	656,398
2,250,000	Jefferies Group LLC, Sr. Unsecd. Note, 4.850%, 1/15/2027	2,646,540
2,615,000	Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	2,836,515
1,650,000	Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	2,191,544
1,294,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	1,483,907
805,000	Stifel Financial Corp., 4.250%, 7/18/2024	896,928
2,400,000	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	2,643,145
975,000	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	1,091,809
	TOTAL	22,946,216
	Financial Institution - Finance Companies—1.4%
2,015,000	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	1,971,330
1,010,000	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.500%, 5/26/2022	1,040,243
3,050,000	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	3,421,652
600,000	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	655,199
3,050,000	Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	3,264,109
2,517,000	Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	2,662,986
7,856,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	8,981,793
	TOTAL	21,997,312
	Financial Institution - Insurance - Health—0.4%
740,000	Anthem, Inc., 5.850%, 1/15/2036	1,004,319
1,690,000	CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	1,818,848
1,690,000	CIGNA Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	1,972,643
1,690,000	CIGNA Corp., Sr. Unsecd. Note, 4.900%, 12/15/2048	2,139,417
	TOTAL	6,935,227
	Financial Institution - Insurance - Life—1.6%
3,100,000	Aflac, Inc., Sr. Unsecd. Note, 2.875%, 10/15/2026	3,365,702
2,750,000	AXA-UAP, Sub. Note, 8.600%, 12/15/2030	4,295,313
1,720,000	Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	2,565,980
700,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	860,068
710,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	1,136,240
1,000,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	1,698,348
700,000	New York Life Insurance Co., Sub. Note, 144A, 6.750%, 11/15/2039	1,037,848
4,000,000	Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	5,516,831
1,000,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	1,433,577
1,530,000	Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	2,213,127
	TOTAL	24,123,034
	Financial Institution - Insurance - P&C—0.9%
1,210,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2026	1,329,593
1,000,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	1,416,058
850,000	Liberty Mutual Group, Inc., Company Guarantee, 144A, 5.000%, 6/1/2021	859,715
2,880,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 3.951%, 10/15/2050	3,173,913
3,400,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	5,780,357
1,000,000	USF&G Corp., 8.312%, 7/1/2046	1,536,151
	TOTAL	14,095,787
	Financial Institution - REIT - Apartment—0.5%
2,155,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	2,383,601
2,000,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	2,172,005
1,225,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	1,300,707

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Apartment—continued
$ 1,600,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	$1,724,501
	TOTAL	7,580,814
	Financial Institution - REIT - Healthcare—0.3%
1,250,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	1,391,924
2,190,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	2,116,653
1,170,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	1,306,013
	TOTAL	4,814,590
	Financial Institution - REIT - Office—0.4%
2,730,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	2,577,345
1,570,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	1,790,702
2,380,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	2,561,130
	TOTAL	6,929,177
	Financial Institution - REIT - Other—0.4%
2,285,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.000%, 6/15/2025	2,457,769
2,275,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	2,284,418
1,890,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	2,094,638
	TOTAL	6,836,825
	Financial Institution - REIT - Retail—0.4%
380,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	395,976
1,730,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	1,934,447
1,860,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	1,927,465
2,300,000	Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	2,416,765
	TOTAL	6,674,653
	Supranational—0.1%
1,100,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	1,152,811
	Technology—5.2%
2,460,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	2,698,459
2,000,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	2,213,412
1,050,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	1,038,118
1,400,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	1,700,114
3,880,000	Dell International LLC / EMC Corp., Term Loan - 1st Lien, 144A, 5.300%, 10/1/2029	4,615,996
4,750,000	Dell International LLC / EMC Corp., Term Loan - 1st Lien, 144A, 6.200%, 7/15/2030	6,041,519
1,565,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 8.350%, 7/15/2046	2,399,148
3,575,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	3,808,002
2,420,000	Equifax, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2026	2,619,676
1,440,000	Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	1,549,465
1,350,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	1,368,654
2,000,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 4/15/2023	2,115,318
3,448,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.750%, 5/21/2029	3,884,518
1,265,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	1,389,467
3,000,000	Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	3,107,379
1,000,000	Fiserv, Inc., Sr. Unsecd. Note, 3.200%, 7/1/2026	1,089,219
2,500,000	Fiserv, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2025	2,761,943
2,210,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	2,536,292
1,565,000	Flextronics International Ltd., Sr. Unsecd. Note, 4.750%, 6/15/2025	1,766,669
1,030,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.900%, 10/15/2025	1,188,023
3,325,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	3,746,328
3,970,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	4,255,508
1,260,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	1,460,896
565,000	Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	589,033

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 2,250,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	$2,485,785
2,500,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.663%, 2/15/2030	2,940,217
2,600,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	2,667,507
1,460,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.600%, 1/30/2023	1,521,838
975,000	SAIC, Inc., Company Guarantee, Series 1, 5.950%, 12/1/2040	1,193,389
2,420,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	2,815,730
445,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	513,296
1,380,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,455,491
150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	171,492
2,490,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	3,329,275
200,000	Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	223,038
	TOTAL	79,260,214
	Technology Services—0.2%
1,285,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	1,275,415
2,125,000	Global Payments, Inc., Sr. Unsecd. Note, 4.150%, 8/15/2049	2,378,077
	TOTAL	3,653,492
	Transportation - Airlines—0.1%
740,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	848,350
	Transportation - Railroads—0.7%
3,095,000	Burlington Northern Santa Fe Corp., Deb., 5.750%, 5/1/2040	4,349,892
2,265,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 2/1/2025	2,422,690
1,325,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	1,384,238
2,060,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.700%, 5/1/2048	2,474,365
	TOTAL	10,631,185
	Transportation - Services—1.6%
4,440,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	6,069,496
1,220,000	FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	1,315,037
2,325,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	2,551,498
2,640,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	2,622,991
3,300,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.400%, 11/15/2026	3,620,566
2,255,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	2,442,316
3,275,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	3,545,368
2,540,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.875%, 12/1/2023	2,758,826
	TOTAL	24,926,098
	Utility - Electric—3.1%
990,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	1,099,500
2,500,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.200%, 11/13/2027	2,745,033
1,705,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	1,737,634
1,530,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	1,945,381
1,233,000	Consolidated Edison Co., 4.625%, 12/1/2054	1,528,731
400,000	Duke Energy Corp., Sr. Unsecd. Note, 1.800%, 9/1/2021	402,526
1,210,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	1,286,584
1,330,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	1,414,797
100,000	Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.350%, 8/15/2038	145,120
1,950,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	2,115,954
5,000,000	Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2069	5,376,550
840,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	924,763
1,280,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	1,501,297
2,950,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 3.500%, 4/6/2028	3,251,931
750,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	910,959

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 4,100,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 6/15/2022	$4,246,061
900,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.750%, 10/1/2041	1,025,592
2,350,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	2,547,303
1,055,000	Great Plains Energy, Inc., Note, 4.850%, 6/1/2021	1,058,550
3,080,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	3,460,962
1,500,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	1,596,314
715,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	833,763
850,000	PSEG Power LLC, Sr. Unsecd. Note, 4.150%, 9/15/2021	859,598
3,185,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	3,466,939
2,000,000	Southwestern Electric Power Co., Sr. Unsecd. Note, Series K, 2.750%, 10/1/2026	2,133,816
	TOTAL	47,615,658
	Utility - Natural Gas—1.0%
1,290,000	Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series B, 3.000%, 11/15/2029	1,376,743
1,730,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	1,718,062
2,600,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	2,732,922
2,425,000	National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/1/2021	2,480,245
2,130,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	2,467,583
2,700,000	Sempra Energy, Sr. Unsecd. Note, 3.550%, 6/15/2024	2,932,946
1,300,000	Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,753,680
	TOTAL	15,462,181
	Utility - Natural Gas Distributor—0.1%
815,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	890,494
	TOTAL CORPORATE BONDS (IDENTIFIED COST $991,559,780)	1,082,517,567
	MUNICIPAL BOND—0.1%
	Municipal Services—0.1%
1,190,000	Tampa, FL Sports Authority, (GTD by National Public Finance Guarantee Corporation), 8.020%, 10/1/2026 (IDENTIFIED COST $1,205,470)	1,308,155
	COLLATERALIZED MORTGAGE OBLIGATION—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
56,119	Federal Home Loan Mortgage Corp. REMIC, Series 3051, Class MY, 5.500%, 10/15/2025 (IDENTIFIED COST $55,043)	60,467
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
505	Federal Home Loan Mortgage Corp., Pool C00702, 6.000%, 1/1/2029	569
327	Federal Home Loan Mortgage Corp., Pool C20263, 6.000%, 1/1/2029	368
587	Federal Home Loan Mortgage Corp., Pool C00748, 6.000%, 4/1/2029	664
444	Federal Home Loan Mortgage Corp., Pool C25621, 6.500%, 5/1/2029	510
	TOTAL	2,111
	Federal National Mortgage Association—0.0%
7,152	Federal National Mortgage Association, Pool 439947, 6.500%, 11/1/2028	8,080
2,968	Federal National Mortgage Association, Pool 489867, 6.500%, 3/1/2029	3,328
653	Federal National Mortgage Association, Pool 421223, 7.000%, 5/1/2028	735
930	Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	1,058
	TOTAL	13,201
	Government National Mortgage Association—0.0%
373	Government National Mortgage Association, Pool 780373, 7.000%, 12/15/2023	393
397	Government National Mortgage Association, Pool 486467, 7.000%, 8/15/2028	450
455	Government National Mortgage Association, Pool 449491, 7.500%, 12/15/2027	519

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 577		Government National Mortgage Association, Pool 780339, 8.000%, 12/15/2023	$610
		TOTAL	1,972
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $15,367)	17,284
		PREFERRED STOCK—0.0%
		Financials—0.0%
130,000	[2,3,4]	Lehman Brothers Holdings, Inc., Pfd., 5.670% (IDENTIFIED COST $11,050)	1,300
		INVESTMENT COMPANIES—28.4%
5,236,676		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[5]	5,238,247
68,052,937		High Yield Bond Core Fund	431,455,618
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $459,539,619)	436,693,865
		TOTAL INVESTMENT IN SECURITIES—98.9% (IDENTIFIED COST $1,452,386,329)	1,520,598,638
		OTHER ASSETS AND LIABILITIES - NET—1.1%[6]	16,803,331
		TOTAL NET ASSETS—100%	$1,537,401,969
At February 28, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
Long Future:
[4]United States Treasury Long Bond Long Futures	425	$67,667,969	June 2021	$(982,726)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
The average notional value of long contracts held by the Fund throughout the period was $71,828,320. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2021, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Core Fund	Total of Affiliated Transactions
Value as of 11/30/2020	$11,921,955	$402,099,645	$414,021,600
Purchases at Cost	$94,883,939	$31,000,000	$125,883,939
Proceeds from Sales	$(101,566,357)	$(7,000,000)	$(108,566,357)
Change in Unrealized Appreciation/Depreciation	$(2,805)	$8,719,349	$8,716,544
Net Realized Gain/(Loss)	$1,515	$(3,363,376)	$(3,361,861)
Value as of 2/28/2021	$5,238,247	$431,455,618	$436,693,865
Shares Held as of 2/28/2021	5,236,676	68,052,937	73,289,613
Dividend Income	$1,515	$5,984,494	$5,986,009

1	Floating/variable note with current rate and current maturity or next reset date shown.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”).

3	Issuer in default.
4	Non-income-producing security.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2021.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,082,052,224	$465,343	$1,082,517,567
Municipal Bonds	—	1,308,155	—	1,308,155
Collateralized Mortgage Obligations	—	60,467	—	60,467
Mortgage-Backed Securities	—	17,284	—	17,284
Equity Security:
Preferred Stock
Domestic	—	—	1,300	1,300
Investment Companies	436,693,865	—	—	436,693,865
TOTAL SECURITIES	$436,693,865	$1,083,438,130	$466,643	$1,520,598,638
Other Financial Instruments:[1]
Liabilities	$(982,726)	$—	$—	$(982,726)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(982,726)	$—	$—	$(982,726)

[1]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit